CONSOLIDATED STATEMENTS OF INCOME ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽) ₽ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 RUB (₽) ₽ / shares shares	Dec. 31, 2017 RUB (₽) ₽ / shares shares
CONSOLIDATED STATEMENTS OF INCOME
Revenues	₽ 175,391	$ 2,224.4	₽ 127,657	₽ 94,054
Operating costs and expenses:
Cost of revenues(1)	55,788	707.5	35,893	23,952
Product development(1)	29,209	370.4	22,579	18,866
Sales, general and administrative(1)	50,155	636.1	36,206	27,155
Depreciation and amortization	14,777	187.4	12,137	11,239
Goodwill impairment	762	9.7
Total operating costs and expenses	150,691	1,911.1	106,815	81,212
Income from operations	24,700	313.3	20,842	12,842
Interest income	3,315	42.0	3,382	2,909
Interest expense	(74)	(0.9)	(945)	(897)
Effect of Yandex.Market deconsolidation | ₽			28,244
Income/(loss) from equity method investments	(3,886)	(49.3)	(194)	353
Other (loss)/income, net	(1,200)	(15.2)	1,130	(1,110)
Income before income tax expense	22,855	289.9	52,459	14,097
Income tax expense	11,656	147.9	8,201	5,016
Net income	11,199	142.0	44,258	9,081
Net loss attributable to noncontrolling interests	1,627	20.6	1,726	120
Net income attributable to Yandex N.V.	₽ 12,826	$ 162.6	₽ 45,984	₽ 9,201
Net income per Class A and Class B share:
Basic | (per share)	₽ 39.21	$ 0.50	₽ 140.77	₽ 28.33
Diluted | (per share)	₽ 38.21	$ 0.48	₽ 137.20	₽ 27.77
Weighted average number of Class A and Class B shares outstanding:
Basic (in shares)	327,127,314	327,127,314	326,667,118	324,747,888
Diluted (in shares)	335,428,137	335,428,137	335,162,062	331,243,961